Post-Employment and Other Long-Term Employees Benefits - Estimated Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	$ 23
2017	31
2018	25
2019	31
2020	30
From 2021 to 2025	234
Other Long-Term Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	3
2017	3
2018	4
2019	6
2020	5
From 2021 to 2025	$ 24